Business Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting [Abstract]
Net plant and equipment at the date of acquisition of acquired companies	$ 74,439	$ 28,929	$ 5,376